SHARE-BASED COMPENSATION - Plan Awards Activity (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Options
Options, Quantity
Outstanding at the beginning of the period (in shares)	4,042,175
Granted (in shares)	0
Exercised (in shares)	(1,658,744)
Forfeited (in shares)	(3,500)
Cancelled (in shares)	(224,000)
Outstanding at the end of the period (in shares)	2,155,931
Options, Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars or euros per share) | $ / shares	$ 5.94
Exercised (in dollars per share) | $ / shares	4.01
Forfeited (in dollars per share) | $ / shares	8.77
Cancelled (in dollars per share) | $ / shares	26.35
Outstanding at the end of the period (in dollars or euros per share) | $ / shares	$ 5.29
SARs
SARs and RSUs, Quantity
Outstanding at the beginning of the period (in shares)	253,090
Granted (in shares)	0
Exercised (in shares)	(25,000)
Cancelled (in shares)	(41,680)
Outstanding at the end of the period (in shares)	186,410
SARs and RSUs, Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 27.27
Exercised (in dollars per share) | $ / shares	19.00
Cancelled (in dollars per share) | $ / shares	19.08
Outstanding at the end of the period (in dollars per share) | $ / shares	$ 30.21
RSUs
SARs and RSUs, Quantity
Outstanding at the beginning of the period (in shares)	7,441,839
Granted (in shares)	3,871,610
Exercised (in shares)	(1,715,592)
Forfeited (in shares)	(391,742)
Cancelled (in shares)	(9,368)
Outstanding at the end of the period (in shares)	9,196,747